Interest rate benchmark reform - Exposures with or without fallback clauses (Details) - GBP (£) £ in Millions		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 361,451	[1]	£ 342,632
Financial assets at fair value through the income statement		191,972	[1]	175,151
Non-derivative financial assets		1,360,339		1,329,242
Debt instruments issued		(98,867)	[1]	(75,796)
Subordinated liabilities		(12,759)	[1]	(16,341)		£ (18,156)
Financial liabilities designated at fair value		(250,960)	[1]	(249,765)
Non-derivative financial liabilities		(1,307,095)		(1,275,684)
Equity		(70,041)	[1]	(66,882)	[2]	(65,660)	[2]	£ (63,779)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity	[3]	(12,259)		(11,172)		£ (10,871)		£ (9,632)
IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		30,663		50,204
Financial assets at fair value through the income statement		9,249		10,361
Non-derivative financial assets		40,098		61,207
Debt instruments issued		(7,220)		(12,942)
Subordinated liabilities		(1,201)		(1,663)
Financial liabilities designated at fair value		(920)		(2,320)
Non-derivative financial liabilities		(9,341)		(16,925)
Standby facilities, credit lines and other commitments		117,636		108,980
Notional contract amount		6,413,555		12,850,082
IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,737,920		4,705,142
IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		802,299		870,905
IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(3,466)		(6,631)
IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		10,066
Financial assets at fair value through the income statement		465
Non-derivative financial assets		10,531
Debt instruments issued		(1,083)
Subordinated liabilities		0
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(1,791)
Standby facilities, credit lines and other commitments		46,959
Notional contract amount		721,166
IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		382,241
IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		338,925
IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)
IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,785
Financial assets at fair value through the income statement		246
Non-derivative financial assets		5,031
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		27,910
Notional contract amount		14,810
IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		14,535
IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		275
IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
GBP LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		14,166		30,179
Financial assets at fair value through the income statement		185		3,496
Non-derivative financial assets		14,351		33,861
Debt instruments issued		0		(1,023)
Subordinated liabilities		0		(71)
Financial liabilities designated at fair value		(708)		(149)
Non-derivative financial liabilities		(708)		(1,243)
Standby facilities, credit lines and other commitments		60,490		18,944
Notional contract amount		423,660		2,734,692
GBP LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		240,183		592,827
GBP LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,477		155,285
GBP LIBOR | IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0		(3,500)
GBP LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		9,434
Financial assets at fair value through the income statement		125
Non-derivative financial assets		9,559
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(708)
Standby facilities, credit lines and other commitments		36,573
Notional contract amount		414,170
GBP LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		230,967
GBP LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,203
GBP LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
GBP LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,732
Financial assets at fair value through the income statement		60
Non-derivative financial assets		4,792
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		23,917
Notional contract amount		9,490
GBP LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		9,216
GBP LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		274
GBP LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
EONIA | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EONIA | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		243
EONIA | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		243
EONIA | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
JPY LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		25		173
Financial assets at fair value through the income statement		5		0
Non-derivative financial assets		30		173
Debt instruments issued		(1,083)		(1,201)
Subordinated liabilities		0		0
Financial liabilities designated at fair value				(759)
Non-derivative financial liabilities		(1,083)		(1,960)
Standby facilities, credit lines and other commitments		1,284		0
Notional contract amount		263,180		1,940,722
JPY LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		140,357		754,206
JPY LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,823		93,108
JPY LIBOR | IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)		0
JPY LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		5
Financial assets at fair value through the income statement		5
Non-derivative financial assets		10
Debt instruments issued		(1,083)
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		(1,083)
Standby facilities, credit lines and other commitments		653
Notional contract amount		258,541
JPY LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		135,719
JPY LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,822
JPY LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)
JPY LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		20
Financial assets at fair value through the income statement		0
Non-derivative financial assets		20
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		631
Notional contract amount		4,639
JPY LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,638
JPY LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		1
JPY LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
CHF LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		229		18
Financial assets at fair value through the income statement		327		283
Non-derivative financial assets		556		301
Debt instruments issued		0		0
Subordinated liabilities		0		0
Financial liabilities designated at fair value				0
Non-derivative financial liabilities		0		0
Standby facilities, credit lines and other commitments		371		74
Notional contract amount		37,296		179,305
CHF LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,396		25,681
CHF LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900		31,257
CHF LIBOR | IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0		0
CHF LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		215
Financial assets at fair value through the income statement		327
Non-derivative financial assets		542
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		371
Notional contract amount		37,261
CHF LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,361
CHF LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900
CHF LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
CHF LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		14
Financial assets at fair value through the income statement		0
Non-derivative financial assets		14
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		0
Notional contract amount		35
CHF LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		35
CHF LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
CHF LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
EUR LIBOR | IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811		1,096,590
EUR LIBOR | IBOR reform | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811		457,844
EUR LIBOR | IBOR reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		£ 0
EUR LIBOR | IBOR reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		412
Financial assets at fair value through the income statement		8
Non-derivative financial assets		420
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		9,362
Notional contract amount		3,626
EUR LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		3,626
EUR LIBOR | IBOR reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0
EUR LIBOR | IBOR reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		19
Financial assets at fair value through the income statement		186
Non-derivative financial assets		205
Debt instruments issued		0
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		3,362
Notional contract amount		403
EUR LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		403
EUR LIBOR | IBOR reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	For further details refer to Note 28.